Summary Of Significant Accounting Policies (Advertising Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Accounting Policies [Abstract]
Advertising expense	$ 252.3	$ 241.1	$ 215.6